Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	December 31, 2020	December 31, 2019	December 31, 2018
Gross value	7,633	8,090	7,430
Allowances	(142)	(153)	(170)
Carrying amount	7,491	7,937	7,260

Summary of Gross Value of Overdue Receivables

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2020	549	271	97	52	34	95
December 31, 2019	642	269	171	61	36	105
December 31, 2018	547	257	172	36	21	61